Roge Partners Fund
FUND SUMMARY
Investment Objective:
The investment objective of the Fund is to seek total return.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Roge Partners Fund Roge Partners Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	none
Redemption Fee (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Roge Partners Fund Roge Partners Fund
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.99%	[1]
Acquired Fund Fees and Expenses (Underlying Funds)	0.09%	[2]
Total Annual Fund Operating Expenses	2.08%
[1]	Other expenses include 0.08% in management fees previously waived by the adviser and reimbursed in accordance with the operating expense limitation agreement. Under the operating expense limitation agreement, the Adviser has agreed contractually to waive its management fee and to reimburse expenses at least until October 31, 2016, such that the annual fund operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)), do not exceed 1.99% of the Fund's average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis (within three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limitation in place at the time that such fees are waived.
[2]	Acquired Fund Fees represents the total fees and operating expenses of the Underlying Funds and is not a direct expense incurred by the Fund or deducted from Fund assets. Because this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial statements and other areas of this prospectus do not include this figure.

Example:
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Year 1 example and the first year of the Year 3 example below reflect the effect of the Adviser’s expense limitation agreement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1	3	5	10
Roge Partners Fund | Roge Partners Fund | USD ($)	211	635	1,085	2,334

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies:

The principal investment strategy of the Fund is to invest in i) open-end and closed-end management investment companies and, to a minor extent, unit investment trusts (collectively, the “Underlying Funds”) that invest in equity and fixed income securities, ii) equity securities of U.S. and foreign companies, including American Depositary Receipts (“ADRs”) and (iii) fixed income securities. Underlying Funds may include exchange-traded funds (“ETFs”) that can be either open-end management investment companies or unit investment trusts, and are generally designed to provide investment results that correspond to a securities index. Equity securities in which the Fund may invest include, but are not limited to, common and preferred stock, and convertible securities, including rated and unrated securities, of U.S. and foreign companies of any market capitalization. The Fund may purchase ADRs that are issued in cooperation with the foreign company whose stock underlies the ADRs (“sponsored ADRs”) or ADRs that are issued without the involvement of the foreign company whose stock underlies the ADR (“unsponsored ADRs”). The Fund may only invest up to 25% of its net assets in foreign equity securities listed on a foreign exchange. Fixed income securities in which the Fund may invest include, but are not limited to, domestic and foreign government securities, domestic and foreign corporate debt, convertible securities and asset backed securities of any credit quality (including “junk” bonds).The Adviser considers a combination of broad economic and financial indicators as well as the analyses of specific issuers to assess risk vs. return of prospective investments. The proportion of Fund assets invested through Underlying Funds or directly may vary depending on a number of factors, including investment strategies, market conditions and outlook for the global economy.

Selling Strategy

The Adviser may desire to sell Underlying Funds if there is a key management change, a change in investment philosophy by the Underlying Fund’s adviser, or if it is perceived that there has been a change in the global economic environment or the investment company no longer meets the needs of the Adviser’s portfolio strategy. The Adviser may sell a security in which the Fund has invested when the Adviser believes, based on its evaluation, that such security has met its price target.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its objective, there is no assurance that it will.

The Fund is subject to the following principal risks:

• ADR Risk. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

• Availability of Information. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

• Currency Exchange Rates. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of counties other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

• Emerging Markets. The risks of foreign investments typically are greater in less developed countries, sometimes referred to as emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

• Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. In addition to the Foreign risk we are exposed to through our Direct Investments, some of the Underlying Funds may have a greater exposure to foreign risk through their direct investments which would further expose the Fund to this risk.

• Growth Stock Risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

• Investment Management Risk. When the Fund invests in Underlying Funds there is a risk that the investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

• Issuer Risk. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management, performance, financial leverage and reduced demand for the issuer's products or services.

• Issuer-Specific Changes. The value of a specific security or an Underlying Fund can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Junk Bond Risk. To the extent the Fund invests in high yield securities (junk bonds), it will be subject to greater levels of interest rate, liquidity and credit risks than funds that do not invest in such securities.

• Limited Markets. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means that the Fund may at times be unable to sell foreign securities at favorable prices.

• Political and Economic Developments. The political, economic and social structures of some foreign countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risk of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that my make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to their foreign investments, Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries, These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

• Portfolio Turnover Risk. The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio’s performance.

• Shares of Other Investment Companies Risk. The Fund may invest in shares of other mutual funds as a means to pursue its investment objectives. As a result of this policy, your cost of investing in the Fund may be substantially higher than the cost of investing directly in Underlying Fund shares. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating its investments in the manner the Adviser considers optimal. The Fund intends to purchase Underlying Funds that are either no-load or waive the sales load for purchases made by the Fund. The Fund will not purchase Underlying Funds that charge a sales load upon redemption, but the Fund may purchase Underlying Funds that have an early redemption fee similar to the Fund. In the event that an Underlying Fund charges a redemption fee, then you will indirectly bear the expense by investing in the Fund.

• Small Company Risk. Small companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the Fund's ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the Fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.

• Stock Market Volatility. Stock markets are volatile and there is a risk that the price of a security will rise or fall due to changing economic, political or market conditions, as well as company-specific factors. Consequently, the value of your investment in the Fund will go up and down, which means that you could lose money.

• Trading Practices. Brokerage commissions and other fees may be higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments.

• Underlying Fund Strategies. When the Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds. Short sales are speculative investments and will cause the Fund to lose money if the value of a security sold short by the Fund, or an Underlying Fund in which the Fund invests, does not go down as the Adviser expects.

• Value Stock Risk. Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. The Fund acquired all of the assets and liabilities of the Rogé Partners Fund (the “Predecessor Fund”) in a tax-free reorganization on April 24, 2014. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The performance information set forth below reflects the historical performance of the Fund shares.

Performance Bar Chart for Calendar Years Ended December 31

Best Quarter:	June 30, 2009	15.61%
Worst Quarter:	December 31, 2008	(25.17)%
For the year to date period ended September 30, 2015, the Fund’s total return was -6.03%.

Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Average Annual Total Returns - Roge Partners Fund	Label	One Year	Five Years	10 Years
Roge Partners Fund	Return before taxes	5.72%	9.51%	4.19%
Roge Partners Fund | Return after taxes on distributions		2.31%	8.58%	3.53%
Roge Partners Fund | Return after taxes on distributions and sale of Fund shares		3.26%	7.20%	3.17%
Dow Jones Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)		5.90%	10.60%	7.14%
Dow Jones US Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)		10.11%	13.88%	7.95%
MSCI World Index (reflects no deduction for fees, expenses or taxes)		4.94%	10.20%	6.03%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		13.69%	15.45%	7.67%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund has changed the primary index used to compare the Fund’s performance from the S&P 500 Index to the Dow Jones Moderately Aggressive Portfolio Index. The Fund believes that Dow Jones Moderately Aggressive Portfolio Index is the appropriate index to compare its performance because the Dow Jones Moderately Aggressive Portfolio Index covers both equity and fixed income securities, which more closely aligns with the Fund’s strategy.

The Dow Jones Moderately Aggressive Portfolio Index is an unmanaged composite intended to measure total portfolios of global stocks, bonds and cash. This index has 80% comprised of equities and 20% comprised of three broad bond indexes. This index is used by professional investors as a performance benchmark for risk-adjusted portfolios. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.